Convertible Redeemable Preferred Shares (Details) - USD ($)			1 Months Ended		12 Months Ended
	Sep. 04, 2020	Dec. 10, 2012	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2022	May 06, 2023	Mar. 31, 2023	Mar. 16, 2023	Jan. 13, 2023
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred share par value (in Dollars per share)							$ 0.00002	$ 0.00002
Annual compound interest						3.25%			5.00%
Series A Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible preferred share		21,548,589
Per share (in Dollars per share)		$ 0.93
Total cash consideration (in Dollars)		$ 20,000,000
Series A transferred shares	6,014,313	6,014,313
Temporary equity, shares Issued					15,534,276
Interest rate					8.00%
Annual compound interest							17.00%
Series A-1 Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Temporary equity, shares Issued					6,014,313
Series B Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Per share (in Dollars per share)				$ 2.0703
Total cash consideration (in Dollars)			$ 3,000,000	$ 88,000,000
Temporary equity, shares Issued					65,414,858		65,414,858
Accrued interest (in Dollars)				$ 20,389,315
Converted preferred shares				18,393,610
Per share (in Dollars per share)				$ 1.1085
Convertible Notes and converted preferred shares				9,660,324
Convertible preferred shares			1,231,679	36,129,245
Interest rate					8.00%
Annual compound interest							8.00%